GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Sensitivity on Impairment of ACIS (Details) - Cash-generating units $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) basis_point	Oct. 01, 2023	Oct. 01, 2022
NAFTA
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		13.00%	13.30%
Brazil
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		17.20%	18.70%
Europe
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		11.50%	10.60%
Africa and Commonwealth of Independent States ("ACIS")
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		20.80%	18.40%
Excess of recoverable amount over carrying amount | $	$ 149
Increase in pre-tax discount rate (change in basis points) | basis_point	97
Decrease in average selling price (change in %)	1.30%
Decrease in shipments (change in %)	4.30%